Financial information by segment (Tables)	3 Months Ended
Mar. 31, 2021
Financial information by segment [Abstract]
Revenues and Adjusted EBITDA, assets and liabilities by operating segments and business sectors
a)	The following tables show Revenue and Adjusted EBITDA by operating segments and business sectors for the three-month periods ended March 31, 2021 and 2020:

	Revenue		Adjusted EBITDA
	For the three-month period ended March 31,		For the three-month period ended March 31,
	($ in thousands)
Geography	2021	2020	2021	2020
North America	60,585	59,283	39,244	51,176
South America	38,308	35,654	29,943	28,422
EMEA	136,297	115,466	97,585	82,811
Total	235,190	210,403	166,772	162,409

	Revenue		Adjusted EBITDA
	For the three-month period ended March 31,		For the three-month period ended March 31,
	($ in thousands)
Business sector	2021	2020	2021	2020
Renewable energy	166,691	150,793	115,678	113,491
Efficient natural gas	28,408	26,403	22,318	23,540
Electric transmission lines	26,614	26,608	21,203	21,538
Water	13,477	6,599	7,573	3,840
Total	235,190	210,403	166,772	162,409

The reconciliation of segment Adjusted EBITDA with the profit/(loss) attributable to the Company is as follows:

	For the three-month period ended March 31, ($ in thousands)
	2021	2020
Profit/(Loss) attributable to the Company	(19,172)	(40,511)
Profit attributable to non-controlling interests	8,108	2,246
Profit from discontinued operations	(480)	-
Income tax	14,487	(10,147)
Share of (profits)/losses of associates	(960)	668
Financial expense, net	81,247	100,534
Depreciation, amortization, and impairment charges	83,541	109,619
Total segment Adjusted EBITDA	166,772	162,409

Assets and liabilities by geography
b)	The assets and liabilities by operating segments (and business sector) as of March 31, 2021 and December 31, 2020 are as follows:

Assets and liabilities by geography as of March 31, 2021:

	North America	South America	EMEA	Balance as of March 31, 2021
	($ in thousands)
Assets allocated
Contracted concessional assets	3,060,267	1,239,466	3,687,446	7,987,180
Investments carried under the equity method	68,781	-	43,016	111,798
Current financial investments	125,719	27,734	43,300	196,753
Cash and cash equivalents (project companies)	224,960	88,615	310,368	623,943
Subtotal allocated	3,479,727	1,355,815	4,084,130	8,919,674
Unallocated assets
Other non-current assets				231,088
Assets held for sale				92,089
Other current assets (including cash and cash equivalents at holding company level)				735,798
Subtotal unallocated				1,058,975
Total assets				9,978,649

	North America	South America	EMEA	Balance as of March 31, 2021
	($ in thousands)
Liabilities allocated
Long-term and short-term project debt	1,634,887	922,444	2,642,886	5,200,217
Grants and other liabilities	1,059,358	11,233	129,094	1,199,685
Subtotal allocated	2,694,245	933,678	2,771,979	6,399,902
Unallocated liabilities
Long-term and short-term corporate debt				965,320
Other non-current liabilities				553,512
Liabilities directly associated with the assets held for sale				72,172
Other current liabilities				129,869
Subtotal unallocated				1,720,873
Total liabilities				8,120,775
Equity unallocated				1,857,874
Total liabilities and equity unallocated				3,578,747
Total liabilities and equity				9,978,649

Assets and liabilities by geography as of December 31, 2020:

	North America	South America	EMEA	Balance as of December 31, 2020
	($ in thousands)
Assets allocated
Contracted concessional assets	3,073,785	1,211,952	3,869,681	8,155,418
Investments carried under the equity method	74,660	-	41,954	116,614
Current financial investments	129,264	27,836	42,984	200,084
Cash and cash equivalents (project companies)	206,344	70,861	255,530	532,735
Subtotal allocated	3,484,053	1,310,649	4,210,149	9,004,851
Unallocated assets
Other non-current assets				242,044
Other current assets (including cash and cash equivalents at holding company level)				691,459
Subtotal unallocated				933,503
Total assets				9,938,354

	North America	South America	EMEA	Balance as of December 31, 2020
	($ in thousands)
Liabilities allocated
Long-term and short-term project debt	1,623,284	902,500	2,711,830	5,237,614
Grants and other liabilities	1,078,974	11,355	139,438	1,229,767
Subtotal allocated	2,702,258	913,855	2,851,268	6,467,381
Unallocated liabilities
Long-term and short-term corporate debt				993,725
Other non-current liabilities				589,107
Other current liabilities				147,260
Subtotal unallocated				1,730,092
Total liabilities				8,197,473
Equity unallocated				1,740,881
Total liabilities and equity unallocated				3,470,973
Total liabilities and equity				9,938,354

Assets and liabilities by business sector
Assets and liabilities by business sector as of March 31, 2021:

	Renewable energy	Efficient natural gas	Electric transmission lines	Water	Balance as of March 31, 2021
	($ in thousands)
Assets allocated
Contracted concessional assets	6,467,135	510,325	833,527	176,193	7,987,180
Investments carried under the equity method	57,970	13,502	-	40,325	111,798
Current financial investments	2,709	125,550	27,672	40,822	196,753
Cash and cash equivalents (project companies)	446,747	92,661	61,076	23,459	623,943
Subtotal allocated	6,974,561	742,038	922,275	280,799	8,919,674
Unallocated assets
Other non-current assets					231,088
Assets held for sale					92,089
Other current assets (including cash and cash equivalents at holding company level)					735,798
Subtotal unallocated					1,058,975
Total assets					9,978,649

	Renewable energy	Efficient natural gas	Electric transmission lines	Water	Balance as of March 31, 2021
	($ in thousands)
Liabilities allocated
Long-term and short-term project debt	3,960,327	497,904	630,960	111,026	5,200,217
Grants and other liabilities	1,191,307	100	5,882	2,396	1,199,685
Subtotal allocated	5,151,635	498,005	636,842	113,422	6,399,902
Unallocated liabilities
Long-term and short-term corporate debt					965,320
Other non-current liabilities					553,512
Liabilities directly associated with the assets held for sale					72,172
Other current liabilities					129,869
Subtotal unallocated					1,720,873
Total liabilities					8,120,775
Equity unallocated					1,857,874
Total liabilities and equity unallocated					3,578,747
Total liabilities and equity					9,978,649

Assets and liabilities by business sector as of December 31, 2020:

	Renewable energy	Efficient natural gas	Electric transmission lines	Water	Balance as of December 31, 2020
	($ in thousands)
Assets allocated
Contracted concessional assets	6,632,611	502,285	842,595	177,927	8,155,418
Investments carried under the equity method	61,866	15,514	30	39,204	116,614
Current financial investments	6,530	124,872	27,796	40,886	200,084
Cash and cash equivalents (project companies)	397,465	67,955	46,045	21,270	532,735
Subtotal allocated	7,098,472	710,626	916,466	279,287	9,004,851
Unallocated assets
Other non-current assets					242,044
Other current assets (including cash and cash equivalents at holding company level)					691,459
Subtotal unallocated					933,503
Total assets					9,938,354

	Renewable energy	Efficient natural gas	Electric transmission lines	Water	Balance as of December 31, 2020
	($ in thousands)
Liabilities allocated
Long-term and short-term project debt	3,992,512	504,293	625,203	115,606	5,237,614
Grants and other liabilities	1,221,176	108	6,040	2,443	1,229,767
Subtotal allocated	5,213,688	504,401	631,243	118,049	6,467,381
Unallocated liabilities
Long-term and short-term corporate debt					993,725
Other non-current liabilities					589,107
Other current liabilities					147,260
Subtotal unallocated					1,730,092
Total liabilities					8,197,473
Equity unallocated					1,740,881
Total liabilities and equity unallocated					3,470,973
Total liabilities and equity					9,938,354

Depreciation, amortization and impairment charges recognized
c)	The amount of depreciation, amortization and impairment charges recognized for the three-month periods ended March 31, 2021 and 2020 are as follows:

	For the three-month period ended March 31,
Depreciation, amortization and impairment by geography	2021	2020
	($ in thousands)
North America	(12,627)	(57,121)
South America	(13,811)	(15,572)
EMEA	(57,103)	(36,927)
Total	(83,541)	(109,619)

	For the three-month period ended March 31,
Depreciation, amortization and impairment by business sectors	2021	2020
	($ in thousands)
Renewable energy	(93,571)	(71,613)
Efficient natural gas	17,357	(26,202)
Electric transmission lines	(7,749)	(10,457)
Water	422	(1,348)
Total	(83,541)	(109,619)